CK
39020

06042926

CERT NAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-8061

RECD S.E.C.
AUG 0 1 2006
1086

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

August 1, 2006

PROCESSED
AUG 0 2 2006
THOMSON
FINANCIAL

Brian K. Johnson
Office of Filings & Information Services
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson

This is to certify that on July 31, 2006, The Nasdaq Stock Market (the "Exchange") received from Frequency Electronics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $1.00 par value.

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,